Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Commercial loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 869	$ 0
New financial assets originated or purchased	291,865	136,559
Financial assets that have been derecognized	(162,519)	(114,655)
Foreign exchange and other movements	(4,773)	20,589
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814	21,482,490
- Charge-offs	(315,765)	(173,272)
- Changes due to modifications that did not result in derecognition	(265,977)
New financial assets originated or purchased	8,916,631	7,343,332
Financial assets that have been derecognized	(8,450,587)	(6,055,454)
Foreign exchange and other movements	(401,135)	537,718
Ending balance	22,617,981	23,134,814
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544	14,366,900
- Charge-offs	(168,662)	(98,686)
- Changes due to modifications that did not result in derecognition	(174,255)
New financial assets originated or purchased	6,663,157	5,446,411
Financial assets that have been derecognized	(6,708,654)	(4,763,904)
Foreign exchange and other movements	(263,331)	509,823
Ending balance	14,808,799	15,460,544
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	(789)	0
New financial assets originated or purchased	414,765	282,800
Financial assets that have been derecognized	(244,413)	(199,319)
Foreign exchange and other movements	(4,777)	37,787
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,134,814
Ending balance	22,617,981	23,134,814
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,460,544
Ending balance	14,808,799	15,460,544
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	610,506	508,554
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(3,089)
New financial assets originated or purchased	235,149	87,496
Financial assets that have been derecognized	(191,909)	(58,435)
Net transfer from (to) group assessed	371,972	46,466
Foreign exchange and other movements	66,523	48,266
Ending balance	1,088,954	610,506
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	610,506	508,554
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(3,089)
New financial assets originated or purchased	235,149	87,496
Financial assets that have been derecognized	(191,909)	(58,435)
Net transfer from (to) group assessed	371,972	46,466
Foreign exchange and other movements	66,523	48,266
Ending balance	1,088,954	610,506
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	20,807
- Transfer to stage 2	(7,573)
- Transfer to stage 3	(5,410)
New financial assets originated or purchased	32,170
Financial assets that have been derecognized	(13,399)
Net transfer from (to) group assessed	49,231	20,807
Foreign exchange and other movements	25,096
Ending balance	100,922	20,807
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	20,807
- Transfer to stage 2	(7,573)
- Transfer to stage 3	(5,410)
New financial assets originated or purchased	32,170
Financial assets that have been derecognized	(13,399)
Net transfer from (to) group assessed	49,231	20,807
Foreign exchange and other movements	25,096
Ending balance	100,922	20,807
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	321,488	367,611
- Transfer to stage 2	7,573
- Transfer to stage 3	(84,512)	(116,202)
- Changes due to modifications that did not result in derecognition	(1,810)
New financial assets originated or purchased	80,355	55,367
Financial assets that have been derecognized	(73,546)	(46,681)
Net transfer from (to) group assessed	170,722	25,659
Foreign exchange and other movements	79,267	35,734
Ending balance	499,537	321,488
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	321,488	367,611
- Transfer to stage 2	7,573
- Transfer to stage 3	(84,512)	(116,202)
- Changes due to modifications that did not result in derecognition	(1,810)
New financial assets originated or purchased	80,355	55,367
Financial assets that have been derecognized	(73,546)	(46,681)
Net transfer from (to) group assessed	170,722	25,659
Foreign exchange and other movements	79,267	35,734
Ending balance	499,537	321,488
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	268,211	140,943
- Transfer to stage 3	89,922	116,202
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(1,279)
New financial assets originated or purchased	122,624	32,129
Financial assets that have been derecognized	(104,964)	(11,754)
Net transfer from (to) group assessed	152,019
Foreign exchange and other movements	(37,840)	12,532
Ending balance	488,495	268,211
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	268,211	140,943
- Transfer to stage 3	89,922	116,202
- Charge-offs	(198)	(21,841)
- Changes due to modifications that did not result in derecognition	(1,279)
New financial assets originated or purchased	122,624	32,129
Financial assets that have been derecognized	(104,964)	(11,754)
Net transfer from (to) group assessed	152,019
Foreign exchange and other movements	(37,840)	12,532
Ending balance	488,495	268,211
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,524,308	20,973,936
- Charge-offs	(315,567)	(151,431)
- Changes due to modifications that did not result in derecognition	(262,888)
New financial assets originated or purchased	8,681,482	7,255,836
Financial assets that have been derecognized	(8,258,678)	(5,997,019)
Net transfer from (to) group assessed	(371,972)	(46,466)
Foreign exchange and other movements	(467,658)	489,452
Ending balance	21,529,027	22,524,308
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,850,038	13,858,346
- Charge-offs	(168,464)	(76,845)
- Changes due to modifications that did not result in derecognition	(171,166)
New financial assets originated or purchased	6,428,008	5,358,915
Financial assets that have been derecognized	(6,516,745)	(4,705,469)
Net transfer from (to) group assessed	(371,972)	(46,466)
Foreign exchange and other movements	(329,854)	461,557
Ending balance	13,719,845	14,850,038
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	18,691,115	17,697,774
Changes in the allowances - Transfer to stage 1	627,546	392,454
- Transfer to stage 2	(1,791,800)	(749,463)
- Transfer to stage 3	(69,979)	(113,903)
- Charge-offs	(15,705)	(13,979)
- Changes due to modifications that did not result in derecognition	(235,650)
New financial assets originated or purchased	6,798,612	6,487,407
Financial assets that have been derecognized	(7,224,940)	(5,024,522)
Net transfer from (to) group assessed	(49,231)	(20,807)
Foreign exchange and other movements	(402,950)	36,154
Ending balance	16,327,018	18,691,115
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	12,445,411	11,935,270
Changes in the allowances - Transfer to stage 1	196,395	158,836
- Transfer to stage 2	(829,499)	(430,358)
- Transfer to stage 3	(37,142)	(85,689)
- Charge-offs	(443)	(654)
- Changes due to modifications that did not result in derecognition	(156,731)
New financial assets originated or purchased	5,000,040	4,901,848
Financial assets that have been derecognized	(5,865,418)	(4,049,247)
Net transfer from (to) group assessed	(49,231)	(20,807)
Foreign exchange and other movements	(275,404)	36,212
Ending balance	10,427,978	12,445,411
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,864,199	2,532,128
Changes in the allowances - Transfer to stage 1	(601,963)	(371,983)
- Transfer to stage 2	1,876,532	816,577
- Transfer to stage 3	(153,174)	(192,565)
- Charge-offs	(38,228)	(22,862)
- Changes due to modifications that did not result in derecognition	(25,330)
New financial assets originated or purchased	1,474,294	583,765
Financial assets that have been derecognized	(837,836)	(771,046)
Net transfer from (to) group assessed	(170,722)	(25,659)
Foreign exchange and other movements	(110,636)	315,844
Ending balance	4,277,136	2,864,199
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,725,817	1,428,951
Changes in the allowances - Transfer to stage 1	(188,266)	(145,228)
- Transfer to stage 2	848,497	454,203
- Transfer to stage 3	(95,739)	(113,481)
- Charge-offs	(2,370)	(1,314)
- Changes due to modifications that did not result in derecognition	(11,529)
New financial assets originated or purchased	1,070,353	341,720
Financial assets that have been derecognized	(508,072)	(506,777)
Net transfer from (to) group assessed	(170,722)	(25,659)
Foreign exchange and other movements	(103,453)	293,402
Ending balance	2,564,516	1,725,817
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	968,994	744,034
Changes in the allowances - Transfer to stage 1	(25,583)	(20,471)
- Transfer to stage 2	(84,732)	(67,114)
- Transfer to stage 3	223,153	306,468
- Charge-offs	(261,634)	(114,590)
- Changes due to modifications that did not result in derecognition	(1,908)
New financial assets originated or purchased	408,576	184,664
Financial assets that have been derecognized	(195,902)	(201,451)
Net transfer from (to) group assessed	(152,019)
Foreign exchange and other movements	45,928	137,454
Ending balance	924,873	968,994
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	678,810	494,125
Changes in the allowances - Transfer to stage 1	(8,129)	(13,608)
- Transfer to stage 2	(18,998)	(23,845)
- Transfer to stage 3	132,881	199,170
- Charge-offs	(165,651)	(74,877)
- Changes due to modifications that did not result in derecognition	(2,906)
New financial assets originated or purchased	357,615	115,347
Financial assets that have been derecognized	(143,255)	(149,445)
Net transfer from (to) group assessed	(152,019)
Foreign exchange and other movements	49,003	131,943
Ending balance	$ 727,351	$ 678,810